Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Investments, All Other Investments [Abstract]
Equity method investments	$ (4)	$ (57)	$ (14)	$ (80)
Non-marketable equity securities (includes NAV)	(1)	(3)	2	6
Total loss from equity investments, net	$ (5)	$ (60)	$ (12)	$ (74)